Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco SteelPath MLP Alpha Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.43%)	24.66%	8.57%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Alpha Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.75%)	22.13%	6.25%
Invesco SteelPath MLP Alpha Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.06%	19.21%	5.71%
Invesco SteelPath MLP Alpha Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	25.07%	8.53%
Performance Inception Date	Aug. 25, 2011
Invesco SteelPath MLP Alpha Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	25.68%	8.88%	[1]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	26.32%	9.44%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	26.39%	9.38%	[1]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	26.43%	9.53%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Alpha Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.96%	8.85%
Invesco SteelPath MLP Alpha Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.36%)	31.31%	8.67%
Performance Inception Date	Feb. 06, 2012
Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.70%	31.86%	8.63%
Performance Inception Date	May 22, 2012
Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	32.44%	9.03%	[2]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.61%	33.07%	9.55%
Performance Inception Date	Dec. 30, 2011
Invesco SteelPath MLP Alpha Plus Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	30.38%	6.87%
Invesco SteelPath MLP Alpha Plus Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	26.45%	6.22%
Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	33.15%	9.51%	[2]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.78%	33.36%	9.72%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Alpha Plus Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.96%	8.85%
Invesco SteelPath MLP Alpha Plus Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Invesco SteelPath MLP Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	22.55%	9.92%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.20%	19.80%	7.27%
Invesco SteelPath MLP Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.06%	17.29%	6.60%
Invesco SteelPath MLP Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.87%	22.99%	9.90%
Performance Inception Date	Jun. 10, 2011
Invesco SteelPath MLP Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	23.58%	10.26%	[3]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	24.22%	10.81%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Income Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		8.10%	24.23%	10.74%	[3]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.94%	24.31%	10.88%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Income Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.96%	8.85%
Invesco SteelPath MLP Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.24%	22.72%	8.60%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.76%	20.26%	6.37%
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.32%	17.56%	5.76%
Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.46%	23.20%	8.57%
Performance Inception Date	Jul. 14, 2011
Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent		8.03%	23.83%	8.96%	[4]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	24.44%	9.50%
Performance Inception Date	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	24.52%	9.45%	[4]
Performance Inception Date	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	24.49%	9.56%
Performance Inception Date	Jun. 28, 2013
Invesco SteelPath MLP Select 40 Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.96%	8.85%
Invesco SteelPath MLP Select 40 Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]	Performance shown on or prior to the inception date is that of the predecessor fund's
Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.